Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Other Payables and Accrued Liabilities [Abstract]
Security deposits payable	[1]	$ 153,043	$ 155,327
Salary payable		94,463	93,372
Rent deposit		50,903
Transaction costs payable	[2]	300,000
Others		17,931	27,715
Total		$ 616,340	$ 276,414

[1]	The Company signed cooperation agreements with third parties to co-develop a niche market for its online platforms. The Company provides its platforms and users to promote products provided by the third party developers. Revenue generated from the niche markets will be shared between the Company and these parties. These third- party developers also guarantee certain sales volume yearly and the security deposit will be paid to the Company to make up for the sales target shortfalls at the end of the year. Any remaining security deposits will be returned to these parties upon dissolution of the cooperation agreements. The Company returned approximately nil and recognized approximately nil of deposits for target shortfalls as revenue for the years ended December 31, 2024, 2023 and 2022.
[2]	Pursuant to the financing consultant agreement signed in April 2024 between the Company and China Stamp Trading Center Co., Ltd (“China Stamp”), the Company would pay $300,000 in cash and issue 3% of the total number of shares, which was 840,000 shares, for financing services rendered in the Private Placement (see Note 14), to be paid within 50 business days after the approval of the Form F-3 filed with SEC by the Company. As of December 31, 2024, transaction costs payable amounted to $300,000.